STOCKHOLDERS’ DEFICIT (Details Narrative) - $ / shares	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, Shares authorized	10,000,000		59,504,853	59,504,853
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred stock, Shares outstanding	0
Preferred Stock, Shares Issued	0
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	690,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Shares, Outstanding	49,714,239
Common Stock, Shares, Issued	49,714,239
Founder Spac [Member]
Class of Stock [Line Items]
Preferred stock, Shares authorized		1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred stock, Shares outstanding		0	0
Shares subject to possible redemption			31,625,000
Preferred Stock, Shares Issued		0	0
Founder Spac [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		479,000,000	479,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding		0	0
Shares subject to possible redemption		31,625,000	31,625,000
Common Stock, Shares, Issued		0	0
Founder Spac [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		20,000,000	20,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding		7,906,250	7,906,250
Common Stock, Shares, Issued		7,906,250	7,906,250